Average Annual Total Returns - Anfield Universal Fixed Income ETF		12 Months Ended	60 Months Ended	75 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]
United States SOFR Secured Overnight Financing Rate Compound Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.38%	2.50%	2.44%
Bloomberg U.S. Aggregate 1-3 Years Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.39%	1.53%	2.05%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	1.25%	(0.33%)	1.32%
Anfield Universal Fixed Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.06%	2.40%	1.98%
Performance Inception Date		Sep. 18, 2018
Anfield Universal Fixed Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.64%	0.91%	0.59%
Anfield Universal Fixed Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.14%	1.18%	0.90%

[1]	The United States SOFR Secured Overnight Financing Rate Compound Index is designed to track the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.
[2]	Inception date is September 18, 2018.
[3]	The Fund’s performance benchmark is the Bloomberg U.S. Aggregate 1-3 Years Index. The Bloomberg U.S. Aggregate 1-3 Years Index tracks bonds with 1-3 year maturities within the flagship US Aggregate Bond Index. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.
[4]	The Fund’s regulatory broad-based index is the Bloomberg U.S. Aggregate Bond Index. The Index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based market index. The index measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.